Earnings / (loss) per share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	269,026	222,491	343,035
Warrants (Note 15)
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	26,000	26,000	26,000
Share options (Note 18)
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	6,198	41,315	48,592
RSU and Restricted ordinary shares (Note 18)
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	7,820	153,120	142,769
Convertible notes
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	229,008	0	0
Shares committed under ESPP (Note 18)
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	0	2,056	4,224
Options to swap shares in GHL subsidiaries for GHL Class A Ordinary Shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	0	0	121,450